Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables provide additional compensation information regarding our NEOs, prepared in accordance with the SEC's pay versus performance disclosure regulations for fiscal years 2025, 2024, 2023, 2022, and 2021.

Pay Versus Performance (PVP) Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO(1)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(3)	Neogen TSR	S&P MidCap 400 Health Care Index TSR	Net (Loss) Income (in millions)	Adjusted EBITDA (Company Selected Measure) (in millions)

2025	$6,824,891	$(457,682)	$2,241,470	$90,305	16.5	102.8	$(1,092.0)	$184.2
2024	7,221,352	4,499,416	2,991,286	2,366,175	36.9	109.4	(9.4)	213.2
2023	5,325,174	4,853,105	1,327,952	1,251,767	49.1	105.5	(20.9)	205.1
2022	4,315,427	2,315,621	1,220,774	727,779	74.3	110.8	48.3	115.4
2021	2,507,046	4,575,029	714,856	1,226,880	129.6	129.8	60.9	104.2
(1)
Amounts reported reflect CAP for Mr. Adent, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Adent during the applicable year. The adjustments below were made to Mr. Adent’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

CEO SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid

2025	$6,824,891	$6,000,000	(1,282,573)	$(457,682)
2024	7,221,352	6,000,000	3,278,064	4,499,416
2023	5,325,174	4,000,000	3,527,931	4,853,105
2022	4,315,427	2,925,547	925,741	2,315,621
2021	2,507,046	1,662,618	3,730,601	4,575,029
a)
The following table details the amounts deducted or added in calculating the equity award adjustments for our CEO, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

CEO Equity Component of CAP

Fiscal Year	Awards Granted During Current Fiscal Year and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Vested During Current Fiscal Year	Equity Adjustment Included in CAP

2025	$2,305,639	$(3,335,247)	$(252,965)	(1,282,573)
2024	4,787,158	(1,363,377)	(145,717)	3,278,064
2023	5,647,124	(1,100,298)	(1,018,895)	3,527,931
2022	2,731,035	(1,731,231)	(74,063)	925,741
2021	2,658,177	1,029,084	43,340	3,730,601

(1)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Adent) for each corresponding year. The names of each of the other NEOs (excluding Mr. Adent) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal years 2025 and 2024, Douglas Jones, David Naemura, and Amy Rocklin; (ii) for fiscal year 2023, Douglas Jones, Steven Quinlan, Jason Lilly, David Naemura, and Amy Rocklin; and (iii) for fiscal year 2022 and fiscal year 2021, Douglas Jones, Steven Quinlan, Jason Lilly, and Jerome Hagedorn.
(2)
Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Adent), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Adent) during the applicable fiscal year. The adjustments below were made for each fiscal year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Average Other NEOs SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid

2025	$2,241,470	$1,730,333	$(420,831)	$90,305
2024	2,991,286	2,300,000	1,674,889	2,366,175
2023	1,327,952	776,244	725,576	1,251,767
2022	1,220,774	673,894	180,899	727,779
2021	714,856	342,362	854,386	1,226,880
a)
The following table details the amounts deducted or added in calculating the equity award adjustments for our CEO, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

Average Other NEOs Equity Component of CAP

Fiscal Year	Awards Granted During Current Fiscal Year and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Vested During Current Fiscal Year	Equity Adjustment Included in CAP

2025	$671,195	$(1,015,084)	$(76,942)	(420,831)
2024	1,830,083	(128,113)	(27,081)	1,674,889
2023	1,060,429	(224,528)	(110,326)	725,576
2022	617,287	(408,559)	(27,828)	180,899
2021	530,239	296,954	27,193	854,386

PEO Total Compensation Amount	$ 6,824,891	$ 7,221,352	$ 5,325,174	$ 4,315,427	$ 2,507,046
PEO Actually Paid Compensation Amount	$ (457,682)	4,499,416	4,853,105	2,315,621	4,575,029
Adjustment To PEO Compensation, Footnote
(1)
Amounts reported reflect CAP for Mr. Adent, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Adent during the applicable year. The adjustments below were made to Mr. Adent’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 2,241,470	2,991,286	1,327,952	1,220,774	714,856
Non-PEO NEO Average Compensation Actually Paid Amount	$ 90,305	2,366,175	1,251,767	727,779	1,226,880
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Adent) for each corresponding year. The names of each of the other NEOs (excluding Mr. Adent) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal years 2025 and 2024, Douglas Jones, David Naemura, and Amy Rocklin; (ii) for fiscal year 2023, Douglas Jones, Steven Quinlan, Jason Lilly, David Naemura, and Amy Rocklin; and (iii) for fiscal year 2022 and fiscal year 2021, Douglas Jones, Steven Quinlan, Jason Lilly, and Jerome Hagedorn.
(2)
Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Adent), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Adent) during the applicable fiscal year. The adjustments below were made for each fiscal year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return

2. Compensation Actually Paid (CAP) versus Neogen TSR

The graph below compares Neogen’s Total Shareholder Return (TSR) to the CEO’s and Other NEOs’ Compensation Actually Paid (CAP) for the five fiscal years beginning with 2021. As shown in the graph, the CAP to the CEO declined in 2022 and increased in 2023 before declining again in 2024 and 2025. CAP to Other NEOs increased in 2023 and 2024, primarily reflecting the completion of the merger with the former 3M Food Safety Division and the resulting increase in size and complexity of the Company, before declining in 2025.

Compensation Actually Paid vs. Net Income

3. CAP versus Net Income

The graph below compares Neogen’s net income to the CEO’s and Other NEOs’ Compensation Actually Paid (CAP) for the five fiscal years beginning with 2021. Net income declined in 2023, primarily as a result of transaction costs, the amortization of acquired intangibles and interest expense incurred on debt related to the merger with the former 3M Food Safety Division. The decline in net income in 2025 was due primarily to a non-cash goodwill impairment charge. CAP to the CEO increased in 2023 before declining in 2024 and 2025, while CAP to Other NEOs increased in 2023 and 2024 before declining in 2025. Neogen does not use net income as a metric in the determination of executive compensation.

Compensation Actually Paid vs. Company Selected Measure

4. CAP versus Adjusted EBITDA (Company Selected Measure)

The graph below compares Neogen’s Adjusted EBITDA to the CEO’s and Other NEOs’ Compensation Actually Paid (CAP) for the five fiscal years beginning with 2021. Management defines Adjusted EBITDA as EBITDA, adjusted for share-based compensation, certain transaction and integration costs and other non-recurring charges. Adjusted EBITDA increased from 2022 to 2024, due primarily to the merger with the former 3M Food Safety Division. In 2025, the decline in Adjusted EBITDA was driven by a combination of end-market weakness, foreign currency headwinds and challenges related to the integration of the former 3M Food Safety Division. CAP to the CEO increased in 2023 before declining in 2024 and 2025, while CAP to Other NEOs increased in 2023 and 2024 before declining in 2025. While the Company uses other financial and non-financial performance measures in its compensation programs, Neogen has determined that Adjusted EBITDA is the most important performance measure used to link CAP to the CEO and Other NEOs in 2025 to the performance of the Company.

Total Shareholder Return Vs Peer Group

1. Total Shareholder Return (TSR): Neogen versus S&P Midcap 400 Health Care Index

The graph below assumes an initial investment of $100 on May 31, 2020, in Neogen common stock and the S&P MidCap 400 Health Care Index, and assumes dividends, if any, were reinvested. As shown in the graph, Neogen’s TSR has been below the S&P MidCap 400 Health Care Index. The companies included in the S&P MidCap 400 Health Care Index are not the same as those used in our compensation benchmarking.

Tabular List, Table

List of Most Important Measures

The items listed below represent the most important metrics used to determine CAP for fiscal year 2025 as further described in our Compensation Discussion & Analysis (CD&A) within the sections titled “Incentive Compensation Plan (ICP)” and “Long-Term Incentive (LTI) Compensation:”

Performance Measure
Revenue
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 16.5	36.9	49.1	74.3	129.6
Peer Group Total Shareholder Return Amount	102.8	109.4	105.5	110.8	129.8
Net Income (Loss)	$ (1,092,000,000)	$ (9,400,000)	$ (20,900,000)	$ 48,300,000	$ 60,900,000
Company Selected Measure Amount	184,200,000	213,200,000	205,100,000	115,400,000	104,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,000,000)	$ (6,000,000)	$ (4,000,000)	$ (2,925,547)	$ (1,662,618)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,282,573)	3,278,064	3,527,931	925,741	3,730,601
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,305,639	4,787,158	5,647,124	2,731,035	2,658,177
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,335,247)	(1,363,377)	(1,100,298)	(1,731,231)	1,029,084
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(252,965)	(145,717)	(1,018,895)	(74,063)	43,340
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,730,333	2,300,000	776,244	673,894	342,362
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,831)	1,674,889	725,576	180,899	854,386
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,195	1,830,083	1,060,429	617,287	530,239
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,015,084)	(128,113)	(224,528)	(408,559)	296,954
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,942)	$ (27,081)	$ (110,326)	$ (27,828)	$ 27,193